AFS and HTM Debt Securities, Investment Grade Debt Securities (Details) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Available-for-sale, at fair value	[1]	$ 220,392	$ 263,459
Available-for-sale, percent of investment grade		99.00%	99.00%
Held-to-maturity, amortized cost		$ 205,761	$ 153,933	[1]
Held-to-maturity, percent of investment grade		99.00%	99.00%
Credit rating AA- and above [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Percentage of AFS and HTM debt securities with the same credit rating		92.00%	95.00%
Securities of U.S. Treasury and federal agencies [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Available-for-sale, at fair value		$ 161,229	$ 177,413
Available-for-sale, percent of investment grade		100.00%	100.00%
Held-to-maturity, amortized cost		$ 162,732	$ 139,619
Held-to-maturity, percent of investment grade		100.00%	100.00%
Securities of U.S. states and political subdivisions [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Available-for-sale, at fair value		$ 19,406	$ 40,337
Available-for-sale, percent of investment grade		99.00%	99.00%
Held-to-maturity, amortized cost		$ 25,870	$ 13,486
Held-to-maturity, percent of investment grade		100.00%	100.00%
Collateralized loan obligations [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Available-for-sale, at fair value		$ 9,018	$ 29,055
Available-for-sale, percent of investment grade		100.00%	100.00%
Held-to-maturity, amortized cost		$ 16,255	$ 37
Held-to-maturity, percent of investment grade		100.00%	100.00%
Collateralized loan obligations [Member] | Credit rating AA- and above [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Percentage of AFS and HTM debt securities with the same credit rating		98.00%	98.00%
All other debt securities [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Available-for-sale, at fair value		$ 30,739	$ 16,654
Available-for-sale, percent of investment grade		93.00%	82.00%
Held-to-maturity, amortized cost		$ 904	$ 791
Held-to-maturity, percent of investment grade		6.00%	4.00%

[1]	Prior to our adoption of CECL on January 1, 2020, the allowance for credit losses (ACL) related to available-for-sale (AFS) and held-to-maturity (HTM) debt securities was not applicable. For additional information, see Note 1 (Summary of Significant Accounting Policies) to Financial Statements in this Report.